Related Party Balances and Transactions - Schedule of Purchase from Related Parties (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Purchase from related parties		¥ 179,055	¥ 176,674	¥ 253,806
Hunan Qindao Network Media Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Purchase from related parties	[1]	179,000	176,674	253,691
Others [Member]
Related Party Transaction [Line Items]
Purchase from related parties		¥ 55	¥ 0	¥ 115

[1]	The purchases from Hunan Qindao Network Media Technology Co., Ltd. mainly represented the Revenue Sharing.